PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6: PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following as of December 31, 2022 and 2021:

Details	2022	2021
Original cost: (*)
Land and Buildings, including facility infrastructure	$429,277	$432,069
Machinery and equipment	3,576,824	3,254,062
	$4,006,101	$3,686,131
Accumulated depreciation:
Buildings, including facility infrastructure	$(279,408)	$(267,942)
Machinery and equipment	(2,764,435)	(2,541,506)
	$(3,043,843)	$(2,809,448)
	$962,258	$876,683

(*) Original cost includes ROU assets under capital lease in the amount of $223,716 and $211,790 as of December 31, 2022 and 2021, respectively. The depreciation expense of such assets amounted to $14,215 and $14,037 for the years ended December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the original cost of land, buildings, machinery and equipment was reflected net of investment grants in the aggregate amount of approximately $285,000.